Share Capital and Preference Shares (Tables)	6 Months Ended
Jun. 30, 2021
Share Capital and Preference Shares
Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
Total				14,560